UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

With Copies to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 02/28/2017

Date of reporting period: 11/30/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

STRINGER FUNDS
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 97.39%

ASSET ALLOCATION FUNDS - 6.06%
SPDR Bloomberg Barclays Convertible Securities ETF	60,240	$2,758,992

DEBT FUNDS - 9.00%
iShares Floating Rate Bond ETF	44,595	2,263,196
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	66,612	1,830,498
		4,093,694
EQUITY FUNDS - 82.33%
First Trust NASDAQ-100 Technology Index Fund	45,211	2,360,918
iShares Edge MSCI Min Vol EAFE ETF	63,413	3,932,874
iShares Edge MSCI USA Momentum Factor ETF	72,942	5,501,286
iShares Emerging Markets Dividend ETF	64,835	2,240,697
iShares International Select Dividend ETF	82,575	2,377,334
PowerShares S&P 500 High Beta Port ETF	67,334	2,454,998
PowerShares S&P 500 High Dividend Low Volatility Port ETF	47,828	1,843,769
SPDR S&P 400 Mid Cap Value ETF	59,073	5,482,565
Vanguard Value ETF	50,146	4,573,817
WisdomTree International Equity Fund ETF	148,073	6,692,900
		37,461,158

TOTAL EXCHANGE-TRADED FUNDS (Cost $42,506,395)		44,313,844

SHORT TERM INVESTMENTS - 4.56%
Federated Government Obligations Fund - Institutional Shares, 0.26% (a) (Cost $2,075,050)	2,075,050	2,075,050

TOTAL INVESTMENTS (Cost $44,581,445) - 101.95%		$46,388,894
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (1.95%)		(886,465)
NET ASSETS - 100%		$45,502,429

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

STRINGER FUNDS
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 94.67%

ASSET ALLOCATION FUNDS - 4.80%
SPDR Bloomberg Barclays Convertible Securities ETF	7,240	$331,592

DEBT FUNDS - 38.26%
First Trust Preferred Securities and Income ETF	10,129	190,729
iShares Floarting Rate Bond ETF	6,435	326,576
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,565	416,534
PowerShares Fundamental Investment Grade Corporate Bond Portfolio ETF	10,092	254,722
SPDR Doubleline Total Return Tactical ETF	12,757	622,797
Vanguard Total Bond Market ETF	10,257	829,689
		2,641,047

EQUITY FUNDS - 51.61%
First Trust NASDAQ-100 Technology Index Fund ETF	5,062	264,338
iShares Edge MSCI Min Vol EAFE ETF	4,930	305,759
iShares Edge MSCI USA Momentum Factor ETF	6,808	513,459
iShares Emerging Markets Dividend ETF	7,186	248,348
iShares International Select Dividend ETF	9,324	268,438
PowerShares S&P 500 High Beta Portfolio ETF	7,772	283,367
SPDR S&P 400 Mid Cap Value ETF	7,459	692,270
Vanguard Value ETF	5,405	492,990
WisdomTree International Equity Fund ETF	10,919	493,539
		3,562,508

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,413,066)		6,535,147

SHORT TERM INVESTMENTS - 14.07%
Federated Government Obligations Fund - Institutional Shares, 0.26% (a) (Cost $971,507)	971,507	971,507

TOTAL INVESTMENTS (Cost $7,384,573) - 108.74%		$7,506,654
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (8.74%)		(603,246)
NET ASSETS - 100%		$6,903,408

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at November 30, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Growth Fund”) and the Stringer Moderate Growth Fund (“Moderate Growth Fund”), collectively (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of November 30, 2016.

Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$44,313,844	$-	$44,313,844
Money Market Funds	2,075,050	-	2,075,050
Totals	$46,388,894	$-	$46,388,894

Moderate Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$6,535,147	$-	$6,535,147
Money Market Funds	971,507	-	971,507
Totals	$7,506,654	$-	$7,506,654

(1)
As of and during the nine month period ended November 30, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the nine month period ended November 30, 2016 for the Funds. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended November 30, 2016, no securities were fair valued.

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
November 30, 2016 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2016 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$44,581,445	$2,103,270	$(295,821)	$1,807,449
Moderate Growth Fund	7,387,019	190,243	(70,608)	119,635

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Moderate Growth Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	January 27, 2017

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	January 27, 2017